Borrowings (Details) - Schedule of lease liability for right-of-use asset - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 29, 2018
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	48.80%		48.80%
Borrwings	S/ 59,085	S/ 60,507
AENZA S.A.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	9.08%
Date of maturity	2027 years
Borrwings	S/ 41,456	51,187
Unna Energia S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Date of maturity	2026 years
Borrwings	S/ 11,640	3,889
Unna Energia S.A. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	7.10%
Unna Energia S.A. [Member] | Top of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	19.60%
Unna Transporte S.A.C. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Date of maturity	2025 years
Borrwings	S/ 4,960	4,503
Unna Transporte S.A.C. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	6.25%
Unna Transporte S.A.C. [Member] | Top of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	11.72%
- Morelco S.A.S. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Date of maturity	2026 years
Borrwings	S/ 804	423
- Morelco S.A.S. [Member] | Bottom of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	14.97%
- Morelco S.A.S. [Member] | Top of range [member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	17.64%
Cumbra Ingenieria S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	7.40%
Date of maturity	2023 years
Borrwings	S/ 64	427
Tren Urbano de Lima S.A. [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	10.00%
Date of maturity	2023 years
Borrwings	S/ 17	60
Other minors [Member]
Borrowings (Details) - Schedule of lease liability for right-of-use asset [Line Items]
Interest Rate	4.50%
Date of maturity	2037 years
Borrwings	S/ 144	S/ 18